UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.(1)	83,000	$7,268,310

		$7,268,310

Automobiles — 0.5%
Honda Motor Co., Ltd.	46,500	$1,757,662

		$1,757,662

Beverages — 1.3%
Anheuser-Busch InBev NV(1)	50,000	$4,399,429

		$4,399,429

Capital Markets — 1.4%
Credit Suisse Group AG(1)(2)	165,000	$4,872,913

		$4,872,913

Chemicals — 4.1%
BASF SE(1)	22,648	$2,293,804
E.I. du Pont de Nemours & Co.(1)	20,000	949,000
LyondellBasell Industries NV, Class A(1)	73,000	4,629,660
PPG Industries, Inc.(1)	46,000	6,342,020

		$14,214,484

Commercial Banks — 6.4%
Barclays PLC(1)	300,000	$1,440,318
BNP Paribas(1)	65,000	4,078,383
PNC Financial Services Group, Inc.(1)	32,000	1,977,600
Swedbank AB, Class A(1)	100,000	2,361,265
Toronto-Dominion Bank (The)(1)	40,000	3,340,285
Wells Fargo & Co.(1)	260,000	9,055,800

		$22,253,651

Computers & Peripherals — 1.6%
Apple, Inc.(1)	12,450	$5,668,609

		$5,668,609

Construction & Engineering — 0.9%
Vinci SA(1)	60,000	$3,054,218

		$3,054,218

Consumer Finance — 1.9%
American Express Co.(1)	70,000	$4,116,700
Discover Financial Services(1)	60,000	2,303,400

		$6,420,100

Containers & Packaging — 0.1%
Amcor, Ltd.(1)	50,000	$438,001

		$438,001

Diversified Financial Services — 2.6%
Citigroup, Inc.(1)	99,000	$4,173,840
JPMorgan Chase & Co.(1)	105,000	4,940,250

		$9,114,090

Security	Shares	Value
Diversified Telecommunication Services — 3.8%
TeliaSonera AB	500,000	$3,606,553
Telstra Corp., Ltd.(1)	2,000,000	9,600,001

		$13,206,554

Electric Utilities — 1.5%
Edison International(1)	40,000	$1,927,600
SSE PLC(1)	140,000	3,151,123

		$5,078,723

Electrical Equipment — 0.5%
Emerson Electric Co.(1)	30,000	$1,717,500

		$1,717,500

Energy Equipment & Services — 3.0%
Schlumberger, Ltd.(1)	76,000	$5,931,800
Seadrill, Ltd.(1)	116,000	4,585,670

		$10,517,470

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.(1)	15,000	$1,535,100

		$1,535,100

Food Products — 3.3%
Kraft Foods Group, Inc.(1)	36,666	$1,694,703
Mondelez International, Inc., Class A(1)	110,000	3,056,900
Nestle SA ADR(1)	95,000	6,680,400

		$11,432,003

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories(1)	50,000	$1,694,000
Covidien PLC(1)	35,000	2,181,900

		$3,875,900

Health Care Providers & Services — 0.6%
Humana, Inc.(1)	30,000	$2,230,800

		$2,230,800

Hotels, Restaurants & Leisure — 3.1%
Las Vegas Sands Corp.(1)	75,000	$4,143,750
McDonald’s Corp.(1)	69,000	6,575,010

		$10,718,760

Household Products — 0.8%
Svenska Cellulosa AB, Class B(1)	113,572	$2,753,456

		$2,753,456

Industrial Conglomerates — 4.3%
General Electric Co.(1)	150,000	$3,342,000
Orkla ASA(1)	522,840	4,611,727
Siemens AG(1)	62,299	6,825,699

		$14,779,426

Insurance — 3.5%
Aflac, Inc.(1)	148,000	$7,852,880
AXA SA(1)	135,000	2,499,519
Old Mutual PLC(1)	656,251	1,948,223

		$12,300,622

IT Services — 4.8%
Accenture PLC, Class A(1)	110,000	$7,907,900
International Business Machines Corp.(1)	43,000	8,732,010

		$16,639,910

Security	Shares	Value
Machinery — 1.9%
Deere & Co.(1)	71,000	$6,678,260

		$6,678,260

Media — 1.3%
Walt Disney Co. (The)(1)	84,000	$4,525,920

		$4,525,920

Metals & Mining — 4.0%
BHP Billiton PLC(1)	85,537	$2,933,225
Freeport-McMoRan Copper & Gold, Inc.(1)	186,000	6,556,500
Rio Tinto PLC(1)	75,000	4,237,068

		$13,726,793

Multi-Utilities — 3.0%
National Grid PLC(1)	507,000	$5,551,469
Sempra Energy(1)	66,000	4,953,300

		$10,504,769

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.(1)	60,000	$6,909,000
ENI SpA(1)	277,000	6,918,781
Exxon Mobil Corp.(1)	20,000	1,799,400
HollyFrontier Corp.(1)	30,000	1,566,600
Occidental Petroleum Corp.(1)	20,000	1,765,400
Phillips 66(1)	82,000	4,966,740
Total SA(1)	80,000	4,335,386

		$28,261,307

Pharmaceuticals — 10.1%
AstraZeneca PLC(1)	205,000	$9,905,543
Novartis AG(1)	78,000	5,302,159
Pfizer, Inc.(1)	180,000	4,910,400
Roche Holding AG PC(1)	22,000	4,862,857
Sanofi(1)	85,000	8,286,327
Takeda Pharmaceutical Co., Ltd.	35,000	1,798,534

		$35,065,820

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.(1)	44,000	$5,710,760

		$5,710,760

Road & Rail — 2.0%
Canadian National Railway Co.(1)	29,000	$2,774,140
Union Pacific Corp.(1)	32,000	4,206,720

		$6,980,860

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.(1)	50,000	$2,182,000

		$2,182,000

Software — 3.4%
Microsoft Corp.(1)	246,000	$6,757,620
Oracle Corp.(1)	145,000	5,148,950

		$11,906,570

Specialty Retail — 3.5%
Home Depot, Inc. (The)(1)	79,000	$5,286,680
Industria de Diseno Textil SA(1)	22,000	3,074,890
Kingfisher PLC(1)	400,000	1,709,346
Lowe’s Companies, Inc.(1)	55,000	2,100,450

		$12,171,366

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG(1)	26,000	$2,414,560

		$2,414,560

Tobacco — 4.5%
British American Tobacco PLC(1)	150,000	$7,795,738
Imperial Tobacco Group PLC(1)	100,000	3,718,419
Japan Tobacco, Inc.(1)	127,000	3,962,534

		$15,476,691

Trading Companies & Distributors — 0.7%
Mitsui & Co., Ltd.	150,000	$2,267,058

		$2,267,058

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC ADR(1)	70,000	$1,912,400

		$1,912,400

Total Common Stocks (identified cost $288,517,374)		$346,032,825

Preferred Stocks — 26.0%

Security	Shares	Value
Capital Markets — 1.5%
Affiliated Managers Group, Inc., 6.375%	16,460	$427,836
Bank of New York Mellon Corp. (The), 5.20%	66,200	1,658,310
Goldman Sachs Group, Inc. (The), Series I, 5.95%	40,000	988,000
State Street Corp., Series C, 5.25%	90,299	2,265,602

		$5,339,748

Commercial Banks — 10.1%
Barclays Bank PLC, 7.625%	830	$832,968
Barclays Bank PLC, Series 3, 7.10%	55,883	1,415,516
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	16,600	1,775,162
Countrywide Capital V, 7.00%	23,000	576,840
Deutsche Bank Contingent Capital Trust III, 7.60%	35,564	990,102
Farm Credit Bank of Texas, Series 1, 10.00%	1,961	2,366,682
First Niagara Financial Group, Inc., Series B, 8.625% to 2/15/17(4)	54,425	1,620,232
First Republic Bank, Series B, 6.20%	31,000	817,207
HSBC Capital Funding LP, 10.176% to 6/30/30(3)(4)	818	1,170,542
JPMorgan Chase & Co., Series 0, 5.50%	81,534	2,035,904
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(4)	2,745	3,224,155
KeyCorp, Series A, 7.75%	25,440	3,307,200
Landsbanki Islands HF, 7.431%(2)(3)(5)(6)(7)	2,150	0
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	1,878	1,761,459
Regions Financial Corp., Series A, 6.375%	98,700	2,455,656
Standard Chartered PLC, 6.409% to 1/30/17(3)(4)	3.33	337,550
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	18.91	2,035,478
SunTrust Banks, Inc., Series E, 5.875%(2)	66,900	1,664,138
Texas Capital Bancshares, Inc., 6.50%	47,865	1,201,962
Webster Financial Corp., Series E, 6.40%(2)	33,450	841,686
Wells Fargo & Co., Series L, 7.50%	2,460	3,175,614
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)(4)	67,220	1,680,500

		$35,286,553

Security	Shares	Value
Consumer Finance — 1.3%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(4)	37,436	$985,783
Capital One Financial Corp., Series B, 6.00%	59,900	1,504,089
Discover Financial Services, Series B, 6.50%	76,300	1,952,807

		$4,442,679

Diversified Financial Services — 3.0%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(4)	12.43	$1,442,446
General Electric Capital Corp., Series B, 6.25% to 12/15/22(4)	13.10	1,446,632
KKR Financial Holdings, LLC, Series A, 7.375%(2)	67,100	1,698,469
RBS Capital Funding Trust VII, Series G, 6.08%(2)	178,277	3,829,390
UBS AG, 7.625%	1,650	1,873,601

		$10,290,538

Electric Utilities — 2.8%
Duke Energy Corp., 5.125%(2)	21,000	$526,970
Entergy Arkansas, Inc., 4.90%(2)	17,165	431,271
Entergy Arkansas, Inc., 6.45%	110,721	2,806,091
Entergy Louisiana, LLC, 6.95%	1,195	121,143
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	19,500	518,924
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(2)	33,150	833,441
Southern California Edison Co., Series C, 6.00%	4,431	446,977
Southern California Edison Co., Series D, 6.50%	15,570	1,661,612
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)	861	982,362
Virginia Electric and Power Co., 6.12%	15	1,572,060

		$9,900,851

Food Products — 0.8%
Dairy Farmers of America, 7.875%(3)	22,100	$2,372,298
Ocean Spray Cranberries, Inc., 6.25%(3)	4,250	392,992

		$2,765,290

Insurance — 2.4%
Aspen Insurance Holdings, Ltd., 7.25%	31,065	$834,406
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(4)	15,200	410,096
Endurance Specialty Holdings, Ltd., Series B, 7.50%	63,350	1,741,492
Montpelier Re Holdings, Ltd., 8.875%	123,450	3,375,123
Prudential PLC, 6.50%	2,022	2,035,873

		$8,396,990

Machinery — 0.7%
Stanley Black & Decker, Inc., 5.75%	89,073	$2,327,611

		$2,327,611

Multi-Utilities — 0.4%
DTE Energy Co., Series C, 5.25%	49,700	$1,272,320

		$1,272,320

Oil, Gas & Consumable Fuels — 0.3%
Nexen, Inc., 7.35%	39,880	$1,008,964

		$1,008,964

Pipelines — 0.5%
NuStar Logistics LP, 7.625% to 1/15/18(2)(4)	67,145	$1,739,895

		$1,739,895

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.4%
CapLease, Inc., Series A, 8.125%	57,591	$1,459,932
Cedar Shopping Centers, Inc., Series A, 8.875%	8,752	225,189
Chesapeake Lodging Trust, Series A, 7.75%	8,758	238,568
DDR Corp., Series H, 7.375%	3,100	78,306
DDR Corp., Series J, 6.50%	65,000	1,618,500
Sunstone Hotel Investors, Inc., Series D, 8.00%	41,400	1,093,221

		$4,713,716

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	640	$804,000

		$804,000

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(4)	825	$738,375
EverBank Financial Corp., Series A, 6.75%	50,200	1,242,701

		$1,981,076

Total Preferred Stocks (identified cost $84,348,264)		$90,270,231

Corporate Bonds & Notes — 7.3%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.2%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$400	$398,000
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	740	768,675
Citigroup Capital III, 7.625%, 12/1/36	820	926,600
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	968	1,186,992
Regions Bank, 6.45%, 6/26/37	95	102,006
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	1,000	840,000

		$4,222,273

Diversified Financial Services — 0.8%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(4)	$500	$510,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	2,360	2,147,600

		$2,657,600

Electric Utilities — 1.5%
Electricite de France SA, 5.25% to 1/29/23, 1/29/49(3)(4)	$2,100	$2,060,400
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	3,000	3,197,895

		$5,258,295

Food Products — 0.1%
Land O’Lakes, Inc., 6.00%, 11/15/22(3)	$367	$393,608

		$393,608

Insurance — 3.1%
American International Group, Inc., Series A, 8.175% to 5/15/38, 5/15/58, 5/15/68(4)(8)	$1,240	$1,618,200
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(8)	2,000	3,085,000
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	735	735,920
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	1,141	1,182,771
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(3)(4)	807	861,473
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(4)	3,553	3,433,086

		$10,916,450

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.6%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$1,000	$1,080,895
Southern Union Co., 3.33%, 11/1/66(5)	1,053	913,477

		$1,994,372

Total Corporate Bonds & Notes (identified cost $22,021,999)		$25,442,598

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)	$2,083	$2,083,203

Total Short-Term Investments (identified cost $2,083,203)		$2,083,203

Total Investments — 133.5% (identified cost $396,970,840)		$463,828,857

Other Assets, Less Liabilities — (33.5)%		$(116,330,904)

Net Assets — 100.0%		$347,497,953

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $20,384,920 or 5.9% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Defaulted security.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $662.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.7%	$276,979,841
United Kingdom	10.2	47,479,847
France	5.5	25,501,225
Switzerland	4.9	22,579,802
Australia	2.6	11,956,693
Germany	2.5	11,534,063
Japan	2.1	9,785,788
Norway	2.0	9,197,397
Sweden	1.9	8,721,274
Canada	1.5	7,123,389
Italy	1.5	6,918,781
Bermuda	1.4	6,361,117
Netherlands	1.0	4,629,660
Belgium	0.9	4,399,429
Cayman Islands	0.9	4,237,086
Spain	0.7	3,074,890
Ireland	0.5	2,181,900
Brazil	0.2	1,166,675
Iceland	0.0	0.0

Total Investments	100.0%	$463,828,857

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/28/13	Euro 4,334,593	United States Dollar 5,847,518	Citibank NA	$(38,814)
2/28/13	Euro 4,334,593	United States Dollar 5,846,261	Standard Chartered Bank	(40,071)
2/28/13	Euro 4,334,593	United States Dollar 5,847,539	State Street Bank and Trust Co.	(38,792)

				$(117,677)

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $117,677.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$396,844,768

Gross unrealized appreciation	$71,587,393
Gross unrealized depreciation	(4,603,304)

Net unrealized appreciation	$66,984,089

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$22,631,810	$8,956,458	$—	$31,588,268
Consumer Staples	12,967,103	22,629,576	—	35,596,679
Energy	22,938,940	15,839,837	—	38,778,777
Financials	43,471,515	17,200,621	—	60,672,136
Health Care	11,017,100	30,155,420	—	41,172,520
Industrials	25,986,930	16,758,702	—	42,745,632
Information Technology	36,397,089	—	—	36,397,089
Materials	18,477,180	9,902,098	—	28,379,278
Telecommunication Services	1,912,400	13,206,554	—	15,118,954
Utilities	6,880,900	8,702,592	—	15,583,492
Total Common Stocks	$202,680,967	$143,351,858 **	$—	$346,032,825
Preferred Stocks
Consumer Staples	$—	$2,765,290	$—	$2,765,290
Energy	1,008,964	1,739,895	—	2,748,859
Financials	35,804,067	34,647,233	0	70,451,300
Industrials	—	2,327,611	—	2,327,611
Telecommunication Services	—	804,000	—	804,000
Utilities	1,272,320	9,900,851	—	11,173,171
Total Preferred Stocks	$38,085,351	$52,184,880	$0	$90,270,231
Corporate Bonds & Notes	$—	$25,442,598	$—	$25,442,598
Short-Term Investments	—	2,083,203	—	2,083,203
Total Investments	$240,766,318	$223,062,539	$0	$463,828,857

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(117,677)	$—	$(117,677)
Total	$—	$(117,677)	$—	$(117,677)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013